Concentrations of Credit Risk - Schedule of Concentration Risks (Details) - Accounts Receivable [Member] - CNY (¥) ¥ in Thousands		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Customer Concentration Risk [Member] | Company A [Member]
Schedule of Concentration Risks [Line Items]
Accounts receivable	[1]
Accounts receivable, percentage	[1]
Customer Concentration Risk [Member] | Company D [Member]
Schedule of Concentration Risks [Line Items]
Accounts receivable		¥ 17,060	¥ 41,117
Accounts receivable, percentage		18.40%	21.90%
Customer Concentration Risk [Member] | Customers [Member]
Schedule of Concentration Risks [Line Items]
Accounts receivable		¥ 52,341	¥ 41,117
Accounts receivable, percentage		56.40%	21.90%
Credit Concentration Risk [Member] | Company E [Member]
Schedule of Concentration Risks [Line Items]
Accounts receivable		¥ 15,891		[1]
Accounts receivable, percentage		17.10%		[1]
Credit Concentration Risk [Member] | Company F [Member]
Schedule of Concentration Risks [Line Items]
Accounts receivable		¥ 9,720		[1]
Accounts receivable, percentage		10.50%		[1]
Credit Concentration Risk [Member] | Company G [Member]
Schedule of Concentration Risks [Line Items]
Accounts receivable		¥ 9,670		[1]
Accounts receivable, percentage		10.40%		[1]

[1]	represented less than 10% of Such Accounts Receivable as of the year end.